UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          S & E Partners, L.P.
Address:       660 Madison Avenue, 20th Floor
               New York, NY 10021

Form 13F File Number: 28-04327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Craig Effron and Curtis Schenker
Title:         Principals
Phone:         212-355-5600

Signature, Place, and Date of Signing:

/s/ Craig Effron             New York, NY                      11/14/05
------------------           -------------------               -----------------

/s/ Curtis Schenker          New York, NY                      11/14/05
------------------           -------------------               -----------------
  [Signature]                [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                            Title
                            of                  Value    SHRS or   SH/ Put/  Investment    Other             Voting Authority
         Name of Issuer     Class     Cusip    (x1000)   PRN AMT   PRN Call  Discretion   Managers      Sole       Shared     None
Altria Group, Inc.          common  02209S103   92,138  1,250,000    Call       Sole                   1,250,000
Altria Group, Inc.          common  02209S103  134,889  1,830,000    Call      Defined       01        1,830,000
Altria Group, Inc.          common  02209S103   46,069    625,000    Put        Sole                     625,000
Altria Group, Inc.          common  02209S103   42,015    570,000    Put       Defined       01          570,000
American Express Co         common  025816109   21,369    425,000     SH        Sole                     425,000
American Express Co         common  025816109   47,101    820,000     SH       Defined       01          820,000
American Express Co         common  025816109    7,542    150,000    Put        Sole                     150,000
American Express Co         common  025816109   10,810    215,000    Put       Defined       01          215,000
American Express Co         common  025816109   17,598    350,000    Call       Sole                     350,000
American Express Co         common  025816109   27,654    550,000    Call      Defined       01          550,000
American Intl Group Inc.    common  026874107    8,674    140,000    Call       Sole                     140,000
American Intl Group Inc.    common  026874107    6,816    110,000    Call      Defined       01          110,000
Ameritrade Hldg Corp        common  03074K100   10,735    500,000     SH        Sole                     500,000
Ameritrade Hldg Corp        common  03074K100   16,747    780,000     SH       Defined       01          780,000
Amr Corporation             common  001765106    3,913    350,000     SH        Sole                     350,000
Amr Corporation             common  001765106    5,087    455,000     SH       Defined       01          455,000
Aquila, Inc.                common  03840P102    4,950  1,250,000     SH        Sole                   1,250,000
Aquila, Inc.                common  03840P102    7,326  1,850,000     SH       Defined       01        1,850,000
Archipelago Holdings        common  03957A104    8,966    225,000     SH        Sole                     225,000
Archipelago Holdings        common  03957A104   13,410    336,500     SH       Defined       01          336,500
Archipelago Holdings        common  03957A104    2,989     75,000    Call       Sole                      75,000
Archipelago Holdings        common  03957A104    3,686     92,500    Call      Defined       01           92,500
Auto Zone                   common  053332102   10,406    125,000     SH        Sole                     125,000
Auto Zone                   common  053332102   16,026    192,500     SH       Defined       01          192,500
Auto Zone                   common  053332102   24,975    300,000    Call       Sole                     300,000
Auto Zone                   common  053332102   29,970    360,000    Call      Defined       01          360,000


Bank of America Corporation common  060505104    6,315    150,000    Call       Sole                     150,000
Bank of America Corporation common  060505104    8,210    195,000    Call      Defined       01          195,000
Cendant Corp                common  151313103    2,064    100,000     SH        Sole                     100,000
Cendant Corp                common  151313103    2,683    130,000     SH       Defined       01          130,000
Cheniere Energy Inc         common  16411R208   16,544    400,000     SH        Sole                     400,000
Cheniere Energy Inc         common  16411R208   23,265    562,500     SH       Defined       01          562,500
Cheniere Energy, Inc.       common  16411R208    6,204    150,000    Call       Sole                     150,000
Cheniere Energy Inc         common  16411R208    8,107    196,000    Call      Defined       01          196,000
Ciena Corp                  common  171779101    1,875    710,400     SH        Sole                     710,400
Dade Behring Hldgs Inc      common  23342J206   10,998    300,000     SH        Sole                     300,000
Dade Behring Hldgs Inc      common  23342J206   24,484    667,500     SH       Defined       01          667,500
Delphi Corporation          common  247126105      414    150,000    Call       Sole                     150,000
Delphi Corporation          common  247126105      593    215,000    Call      Defined       01          215,000
Disney Walt Co.             common  254687106    2,413    100,000     SH        Sole                     100,000
Disney Walt Co.             common  254687106    3,137    130,000     SH       Defined       01          130,000
First Avenue Networks       common  31865X106    3,651    562,500     SH        Sole                     562,500
First Avenue Networks       common  31865X106    5,137    791,500     SH       Defined       01          791,500
First Data Corporation      common  319963104    6,000    150,000    Call       Sole                     150,000
First Data Corporation      common  319963104    7,800    195,000    Call      Defined       01          195,000
Footlocker, Inc             common  344849104   10,970    500,000     SH        Sole                     500,000
Footlocker, Inc             common  344849104   14,590    665,000     SH       Defined       01          665,000
Footlocker, Inc             common  344849104    1,920     87,500    Call       Sole                      87,500
Footlocker, Inc             common  344849104    2,277    103,800    Call      Defined       01          103,800
Forest Laboratories, Inc.   common  345838106      974     25,000    Put        Sole                      25,000
Forest Laboratories Inc.    common  345838106    1,267     32,500    Put       Defined       01           32,500
Freescal Semiconductor
Class B                     common  35687M206   23,580  1,000,000     SH        Sole                   1,000,000
Freescal Semiconductor
Class B                     common  35687M206   37,391  1,585,700     SH       Defined       01        1,585,700
Freescale Semiconductor     common  35687M107   14,631    625,000     SH        Sole                     625,000


Freescale Semiconductor     common  35687M107   20,830    889,800     SH       Defined       01          889,800
Gillette Co.                common  375766102    8,730    150,000     SH        Sole                     150,000
Gillette Co.                common  375766102   16,005    275,000     SH       Defined       01          275,000
Gillette Co.                common  375766102   32,010    550,000    Call       Sole                     550,000
Gillette Co.                common  375766102   43,662    750,200    Call      Defined       01          750,200
Guidant Corporation         common  401698105    5,167     75,000     SH        Sole                      75,000
Guidant Corporation         common  401698105    7,578    110,000     SH       Defined       01          110,000
Guidant Corporation         common  401698105    8,956    130,000    Call       Sole                     130,000
Guidant Corporation         common  401698105   11,711    170,000    Call      Defined       01          170,000
Guidant Corporation         common  401698105    6,889    100,000    Put        Sole                     100,000
Guidant Corporation         common  401698105    8,956    130,000    Put       Defined       01          130,000
Hospira                     common  441060100   33,800    825,000     SH        Sole                     825,000
Hospira                     common  441060100   50,852  1,241,200     SH       Defined       01        1,241,200
ID Biomedical               common  44936D108    4,508    150,000     SH        Sole                     150,000
ID Biomedical               common  44936D108    5,860    195,000     SH       Defined       01          195,000
Impax Labratories           common  45256B101    1,213    100,000     SH        Sole                     100,000
Impax Labratories           common  45256B101    1,577    130,000     SH       Defined       01          130,000
McDonald's Corporation      common  580135101    9,210    275,000     SH        Sole                     275,000
McDonald's Corporation      common  580135101   12,977    387,500     SH       Defined       01          387,500
McDonald's Corporation      common  580135101   13,396    400,000    Call       Sole                     400,000
McDonald's Corporation      common  580135101   20,094    600,000    Call      Defined       01          600,000
McDonald's Corporation      common  580135101    8,373    250,000    Put        Sole                     250,000
McDonald's Corporation      common  580135101   13,396    400,000    Put       Defined       01          400,000
McLeod USA Inc Cl A         common  582266706        -     13,513     SH        Sole                      13,513
Microsoft Corporation       common  594918104   25,730  1,000,000    Call       Sole                   1,000,000
Microsoft Corporation       common  594918104   41,168  1,600,000    Call      Defined       01        1,600,000
Mitsubihi Tokyo             common  606816106    2,606    200,000     SH        Sole                     200,000
Mitsubihi Tokyo             common  606816106    3,225    247,500     SH       Defined       01          247,500


New Century Financial Corp  common  6435EV108    4,534    125,000     SH        Sole                     125,000
New Century Financial Corp  common  6435EV108    5,894    162,500     SH       Defined       01          162,500
NTL Inc                     common  62940M104    5,010     75,000     SH        Sole                      75,000
NTL Inc                     common  62940M104    6,941    103,900     SH       Defined       01          103,900
Omnova Solutions            common  682129101      437    100,000     SH       Defined       01          100,000
PetroKazakhstan Inc.        common  71649P102    8,165    150,000     SH        Sole                     150,000
PetroKazakhstan Inc.        common  71649P102   10,614    195,000     SH       Defined       01          195,000
PetroKazakhstan Inc.        common  71649P102    6,804    125,000    Call       Sole                     125,000
PetroKazakhstan Inc.        common  71649P102    9,661    177,500    Call      Defined       01          177,500
PetroKazakhstan Inc.        common  71649P102   10,886    200,000    Put        Sole                     200,000
PetroKazakhstan Inc.        common  71649P102   14,152    260,000    Put       Defined       01          260,000
Pfizer Inc.                 common  717081103    4,994    200,000    Call       Sole                     200,000
Pfizer Inc.                 common  717081103    6,492    260,000    Call      Defined       01          260,000
Pfizer Inc.                 common  717081103    4,994    200,000    Put        Sole                     200,000
Pfizer Inc.                 common  717081103    6,492    260,000    Put       Defined       01          260,000
Procter & Gamble Company    common  742718109    7,433    125,000     SH        Sole                     125,000
Procter & Gamble Company    common  742718109   11,149    187,500     SH       Defined       01          187,500
Procter & Gamble Company    common  742718109    8,919    150,000    Call       Sole                     150,000
Procter & Gamble Company    common  742718109   13,676    230,000    Call      Defined       01          230,000
SCO Group, Inc              common  78403A106    1,758    420,500     SH        Sole                     420,500
SCO Group, Inc              common  78403A106    2,312    553,000     SH       Defined       01          553,000
Sears Holdings Corp         common  812350106    6,222     50,000     SH        Sole                      50,000
Sears Holdings Corp         common  812350106    8,088     65,000     SH       Defined       01           65,000
Sears Holdings Corp         common  812350106    6,222     50,000    Call       Sole                      50,000
Sears Holdings Corp         common  812350106    8,710     70,000    Call      Defined       01           70,000
Sepracor Inc.               common  817315104    2,950     50,000    Call       Sole                      50,000
Sepracor Inc.               common  817315104    3,834     65,000    Call      Defined       01           65,000
Service Acquisition Corp    common  817628100    2,290    321,650     SH        Sole                     321,650


Service Acquisition Corp    common  817628100    4,426    621,650     SH       Defined       01          621,650
Sirva Inc.                  common  82967Y104    4,476    600,000     SH        Sole                     600,000
Sirva Inc.                  common  82967Y104    4,610    618,000     SH       Defined       01          618,000
Sprint Nextel               common  852061100    5,945    250,000     SH        Sole                     250,000
Sprint Nextel               common  852061100    8,026    337,500     SH       Defined       01          337,500
STMicroelectronics N.V.     common  861012102    2,160    125,000    Call       Sole                     125,000
STMicroelectronics N.V.     common  861012102    3,024    175,000    Call      Defined       01          175,000
STMicroelectronics N.V.     common  861012102    1,728    100,000    Put        Sole                     100,000
STMicroelectronics N.V.     common  861012102    2,592    150,000    Put       Defined       01          150,000
Timberland                  common  887100105    4,645    137,500     SH        Sole                     137,500
Timberland                  common  887100105    6,675    197,600     SH       Defined       01          197,600
Viacom Inc                  common  925524308    8,253    250,000     SH        Sole                     250,000
Viacom Inc                  common  925524308   11,636    352,500     SH       Defined       01          352,500
                     123                     1,545,654


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         123
Form 13F Information Table Value Total:         $1,545,654
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       28-04329                       Scoggin LLC